COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of commitments to purchase certain computer and network equipment and construction-in-progress
Purchase commitments

As of December 31, 2023, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

RMB
For the year ending December 31,
2024	1,435,439
2025	348,096
2026	6,120
2027	7,402
2028	3,744
2029 and thereafter	7
1,800,808

Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
Purchase commitments

As of December 31, 2023, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

RMB
For the year ending December 31,
2024	888,030
2025	227,716
2026	173,244
2027	72,906
2028	7,820
2029 and thereafter	2,627
1,372,343